                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment: [ ]; Amendment Number: ________

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management Inc
Address: 375 Park Avenue
         Suite 2709
         New York, NY 10152

         CIK#

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PAUL BURKE
Title: VICE PRESIDENT
Phone: 212-798-0304

Signature, Place, and Date of Signing:


/s/ Paul Burke                             NEW YORK, NY     02/08/08
-------------------------------------   -----------------   --------
[Signature]                               [City, State]      [Date]

Report Type (check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-
   -----------------   -----------------------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               NONE
                                           -----------

Form 13F Information Table Entry Total:             35
                                           -----------

Form 13F Information Table value Total:      $124,250.
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.     Form 13F File Number         Name

-----   --------------------------   -------------
[Repeat as necessary.]

                            12/31/2007

UBS SECURITIES LLC                          1

USD

ITEM 1                                 ITEM 2   ITEM 3   ITEM 4    ITEM 5      ITEM 6                ITEM 7         ITEM 8
                                        TITLE             FAIR   SHARES OF            INVEST. DISC. MANAGERS   VOTING AUTHORITY
                                         OF              MARKET  PRINCIPAL      SOLE  SHARED  OTHER           SOLE   SHARED NONE
NAME OF ISSUER                          CLASS   CUSIP #   VALUE    AMOUNT         A     B       C              A       B     C
--------------                         ------ --------- -------- --------      ------ ------ ------ -------- ------- ------ ----
Page 1
ACE LTD-ORD                            COMMON G0070K103  1544500    25000  N   X                    NORT       25000      0    0
ARCH CAPITAL GROUP LTD                 OTC EQ G0450A105  2110500    30000  N   X                    NORT       30000      0    0
ACNB CORP                              OTC EQ    868109  2222696   146230  N   X                    NORT      146230      0    0
ARGO GROUP INTERNATIONAL               OTC EQ G0464B107  7204230   171000  N   X                    NORT      171000      0    0
BANK OF NEW YORK MELLON CO             COMMON  64058100  4876000   100000  N   X                    NORT      100000      0    0
CIT GROUP INC NEW                      COMMON 125581108   600750    25000  N   X                    NORT       25000      0    0
CONNECTICUT BANK & TRUST C             OTC EQ 207546102  1917000   337500  N   X                    NORT      337500      0    0
DIME COMMUNITY BANCSHARES              OTC EQ 253922108  1277000   100000  N   X                    NORT      100000      0    0
D R HORTON INC                         COMMON 23331A109  1327931   100830  N   X                    NORT      100830      0    0
WTS DIME BANCORP INC NEW               OTC EQ 25429Q110    67032   413775  N   X                    NORT      413775      0    0
EASTERN INSURANCE HOLDINGS             OTC EQ 276534104 16740731  1015205  N   X                    NORT     1015205      0    0
EASTERN VIRGINIA BANKSHARE             OTC EQ 277196101  2616605   154372  N   X                    NORT      154372      0    0
FTI CONSULTING INC                     COMMON 302941109  5294691    85897  N   X                    NORT       85897      0    0
FISERV INC                             OTC EQ 337738108  6348056   114400  N   X                    NORT      114400      0    0
GLG PARTNERS INC                       COMMON 37929X107  6415922   471759  N   X                    NORT      471759      0    0
GENWORTH FINANCIAL INC                 COMMON 37247D106  7380500   290000  N   X                    NORT      290000      0    0

                             163996047
                            12/31/2007

UBS SECURITIES LLC                          2

USD

HAMPSHIRE FIRST BANK (NH)              OTC EQ 408853109  2471850   270000  N   X                    NORT      270000      0    0
INDEPENDENT BANK CORP-MASS             OTC EQ 453836108  2900645   106563  N   X                    NORT      106563      0    0
KB HOME                                COMMON 48666K109  2098440    97150  N   X                    NORT       97150      0    0
LEHMAN BROTHERS HOLDINGS I             COMMON 524908100  1636000    25000  N   X                    NORT       25000      0    0
LINCOLN NATIONAL CORP                  COMMON 534187109  3202100    55000  N   X                    NORT       55000      0    0
MEADOWBROOK INSURANCE GROU             COMMON 58319P108  1646750   175000  N   X                    NORT      175000      0    0
MONTPELIER RE HLDGS LTD                COMMON G62185106  1275750    75000  N   X                    NORT       75000      0    0
MAX CAPITAL GROUP LTD                  OTC EQ G6052F103 11198799   400100  N   X                    NORT      400100      0    0
NEW ENGLAND BANCSHARES INC             OTC EQ 643863202  2308005   215500  N   X                    NORT      215500      0    0
PEOPLES UTD FINL INC                   OTC EQ 712704105  3560000   200000  N   X                    NORT      200000      0    0
PMA CAPITAL CORP - CL A                OTC EQ 693419202  2055000   250000  N   X                    NORT      250000      0    0
PLATINUM UNDERWRITERS                  COMMON G7127P100  6223000   175000  N   X                    NORT      175000      0    0
RENAISSANCERE HOLDINGS LTD             COMMON G7496G103  1506000    25000  N   X                    NORT       25000      0    0

CHARLES SCHWAB CORP NEW                OTC EQ 808513105  3577000   140000  N   X                    NORT      140000      0    0
STATE BANCORP INC NY                   OTC EQ 855716106   198900    15300  N   X                    NORT       15300      0    0
STERLING BANCORP-N.Y.                  COMMON 859158107  3239500   237500  N   X                    NORT      237500      0    0
TRANSCOMMUNITY FINANCIAL C             OTC EQ 893548107  3427500   457000  N   X                    NORT      457000      0    0
UNITED FINANCIAL BANCORP I             OTC EQ UBNKD      1841046   165860  N   X                    NORT      165860      0    0
WESTFIELD FINANCIAL INC                COMMON 96008P104  1940000   200000  N   X                    NORT      200000      0    0

                              75930037
                            12/31/2007

UBS SECURITIES LLC                          3

USD

                             239926084